Description of the Plan (Details) - Plan 002	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Contribution increment percentage	1.00%
Default deferral rate	3.00%
Automatic deferral increase rate one	1.00%
Automatic deferral increase rate two	2.00%
Automatic deferral increase rate three	3.00%
Matching percentage of eligible compensation	100.00%
Employers' matching contribution percent	5.00%
Matching contribution service period	1 year
Minimum loan	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum loan	$ 50,000
Basis spread on variable rate	1.00%
Loan maturity maximum maturity	5 years
Principal residence loan maximum maturity	10 years
Maximum outstanding loans | loan	2
Involuntary cash-out limit	$ 1,000
Forfeitures used to reduce the Employers’ contributions	903,329	$ 811,433
Forfeited participants’ accounts	1,200,175	1,131,220
Forfeitures remaining	866,755	577,311
Quarterly recordkeeping fee	$ 10.50	$ 10.75
25% after two years of service
EBP, Description of Plan [Line Items]
Vesting percentage	25.00%
Vesting service period	2 years
50% after three years of service
EBP, Description of Plan [Line Items]
Vesting percentage	50.00%
Vesting service period	3 years
75% after four years of service
EBP, Description of Plan [Line Items]
Vesting percentage	75.00%
Vesting service period	4 years
100% after five years of service
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting service period	5 years
Minimum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation	1.00%
Participant loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation	50.00%
Investments in UGI Common Stock limit	25.00%
Participant loan interest rate	9.50%